DERIVATIVES (Tables)	12 Months Ended
Jun. 30, 2026
Notional Amounts of Outstanding Derivative Instruments Measured in U.S. Dollar Equivalents

The following table presents the notional amounts of our outstanding derivative instruments measured in U.S. dollar equivalents:

(In millions)	June 30, 2026	June 30, 2025

Designated as Hedging Instruments

Foreign exchange contracts purchased	$1,492	$1,492
Interest rate contracts purchased	1,179	1,150

Not Designated as Hedging Instruments

Foreign exchange contracts purchased	12,052	15,214
Foreign exchange contracts sold	51,413	43,307
Equity contracts purchased	5,573	5,434
Equity contracts sold	2,546	2,189
Other contracts purchased	3,252	2,769
Other contracts sold	630	1,242

Fair Values of Derivative Instruments

The following table presents our derivative instruments:

	Derivative	Derivative	Derivative	Derivative
(In millions)	Assets	Liabilities	Assets	Liabilities

	June 30, 2026		June 30, 2025

Designated as Hedging Instruments

Foreign exchange contracts	$57	$(65)	$89	$(44)
Interest rate contracts	11	0	15	0

Not Designated as Hedging Instruments

Foreign exchange contracts	1,742	(1,175)	248	(809)
Equity contracts	346	(181)	385	(983)
Other contracts	20	(9)	21	(1)

Gross amounts of derivatives	2,176	(1,430)	758	(1,837)
Gross amounts of derivatives offset in the balance sheets	(1,300)	1,301	(258)	260
Cash collateral received	0	(366)	0	(99)

Net amounts of derivatives	$876	$(495)	$500	$(1,676)

Reported as

Short-term investments	$192	$0	$10	$0
Other current assets	681	0	201	0
Equity and other investments	0	0	272	0
Other long-term assets	3	0	17	0
Other current liabilities	0	(379)	0	(1,639)
Other long-term liabilities	0	(116)	0	(37)

Total	$876	$(495)	$500	$(1,676)

The following table presents the fair value of our derivatives instruments on a gross basis:

(In millions)	Level 1	Level 2	Level 3	Total

June 30, 2026

Derivative assets	$0	$2,168	$8	$2,176
Derivative liabilities	0	(1,430)	0	(1,430)

June 30, 2025

Derivative assets	1	474	283	758
Derivative liabilities	0	(1,832)	(5)	(1,837)

Gains (Losses) on Derivative Instruments

Gains (losses) on derivative instruments recognized in other income (expense), net were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Designated as Fair Value Hedging Instruments

Interest rate contracts
Derivatives	$(5)	$5	$(23)
Hedged items	(25)	(45)	(25)

Designated as Cash Flow Hedging Instruments

Foreign exchange contracts
Amount reclassified from accumulated other comprehensive loss	(63)	103	(48)

Not Designated as Hedging Instruments

Foreign exchange contracts	592	(938)	367
Equity contracts	1,864	(266)	(177)
Other contracts	(1)	21	(15)

Cash Flow Hedges | Other Comprehensive Income (Loss)
Gains (Losses) on Derivative Instruments

Gains (losses), net of tax, on derivative instruments recognized in our consolidated comprehensive income statements were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Designated as Cash Flow Hedging Instruments

Foreign exchange contracts
Included in effectiveness assessment	$(42)	$77	$(14)